Stock-based Activity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stock-based Activity Tables
Stock-based Compensation
	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2016	2015	2016	2015
Research and development	$301,985	$307,892	$889,666	$633,593
General and administrative	666,556	1,186,931	2,570,326	2,333,010
Total stock-based compensation expense	$968,541	$1,494,823	$3,459,992	$2,966,603

	Years Ended December 31,
	2015	2014
Research and development	$929,633	$163,019
General and administrative	3,534,062	441,957
Total share-based compensation expense	$4,463,695	$604,976

Stock-based Award Activity
	Options Outstanding	Weighted-Average Exercise Price
Outstanding at December 31, 2015	438,249	$17.46
Granted	413,578	5.21
Exercised	—	—
Forfeited/cancelled/expired	(36,415)	15.28
Outstanding and expected to vest at September 30, 2016	815,412	11.32
Vested and exercisable at September 30, 2016	164,588	$17.58

Restricted stock grants
	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at December 31, 2015	310,926	$16.84
Granted	—	—
Vested	(105,448)	18.82
Forfeited	—	—
Nonvested at September 30, 2015	205,478	16.85

Common stock reserved for future issuance
Common stock reserved for conversion of preferred stock	2,975,424
Common stock reserved for exercise of warrants	5,124,144
Common stock options outstanding	815,412
Authorized for future grant or issuance under the Stock Plan	22,443
Nonvested restricted stock	205,478
Total	9,142,901

Common stock reserved for conversion of preferred stock and warrants	4,012,442
Common stock options outstanding	438,249
Authorized for future grant or issuance under the Stock Plan	401,353
Unvested restricted stock	310,926
Total	5,162,970